Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As noted in the CD&A above, our Compensation Committee is committed to aligning compensation paid to executives with Company performance as well as the achievement of individual goals. Such alignment is reached through the use of both short-term and long-term incentives. Through the AIP, our NEOs are rewarded for achieving annual corporate and individual goals, while the long-term incentive compensation program is designed to reward our NEOs for long-term TSR performance, measured over a three-year period. As described in the CD&A, the Compensation Committee believes there are five important measures used to link compensation actually paid with our performance during the most recently completed fiscal year. In response to the SEC rules and regulations and to comply with the SEC’s disclosure requirements, the table below sets forth the Company-selected adjusted EBITDA performance metric along with the required TSR and net income metrics. Accordingly, the following table and related footnotes provide information regarding the relationship between NRG’s cumulative TSR relative to its peer performance group pursuant to SEC rules and regulations, as well as compensation actually paid relative to NRG’s TSR, net income, and adjusted EBITDA, over the three most recently completed fiscal years. As described in more detail in the CD&A, our Compensation Committee assesses target compensation and potentially realizable compensation in addition to compensation actually paid to maintain a fulsome understanding of executive total compensation packages.
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
	Summary Compensation Table Total for Mr. Gutierrez(1) ($)	Compensation Actually Paid to Mr. Gutierrez(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ in millions)	Adjusted EBITDA Achievement ($ in millions)(5)
Year					TSR ($)	Peer Group TSR ($)
2022	10,151,847	(938,751)	2,484,712	812,036	88.79	122.25	1,221	1,910
2021	10,854,224	10,696,698	2,042,570	1,466,079	116.01	121.46	2,187	2,168
2020	9,879,276	8,778,527	2,159,739	1,950,890	97.86	102.72	510	2,057
(1)	Mr. Gutierrez was our PEO for each year presented. The individuals representing the Non-PEO NEOs for each year presented are listed below:
2020	2021	2022
Elizabeth Killinger	Alberto Fornaro	Alberto Fornaro
Robert Gaudette	Elizabeth Killinger	Brian Curci
Christopher Moser	Robert Gaudette	Elizabeth Killinger
Kirkland Andrews	Christopher Moser	Christopher Moser
Gaetan Frotte
Kirkland Andrews
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the SEC rules and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Gutierrez ($)	Exclusion of Stock Awards for Mr. Gutierrez ($)	Inclusion of Equity Values for Mr. Gutierrez ($)	Compensation Actually Paid to Mr. Gutierrez ($)
2022	10,151,847	(7,784,067)	(3,306,531)	(938,751)
2021	10,854,224	(7,694,426)	7,536,900	10,696,698
2020	9,879,276	(5,660,310)	4,559,561	8,778,527
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,484,712	(1,471,617)	(201,059)	812,036
2021	2,042,570	(1,119,709)	543,218	1,466,079
2020	2,159,739	(1,073,387)	864,537	1,950,890
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mauricio Gutierrez ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mauricio Gutierrez ($)	Total — Inclusion of Equity Values for Mauricio Gutierrez ($)
2022	5,316,459	(8,620,215)	(2,775)	0	(3,306,531)
2021	8,049,370	(512,470)	0	0	7,536,900
2020	6,145,611	(796,991)	(789,059)	0	4,559,561
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,005,102	(1,208,530)	2,368	0	(201,059)
2021	1,009,308	(50,607)	0	(415,483)	543,218
2020	1,165,415	(157,279)	(143,599)	0	864,537
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (UTY), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the SEC rules included in our Annual Report for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in NRG and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
For purposes of compliance with the SEC rules and regulations, we indicated in the table above Adjusted EBITDA Achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA Achievement is a non-GAAP measure that refers to EBITDA plus Adjustments and is defined in the “2022 AIP Award Performance Criteria” section of the CD&A for each of the listed years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Gutierrez was our PEO for each year presented. The individuals representing the Non-PEO NEOs for each year presented are listed below:
2020	2021	2022
Elizabeth Killinger	Alberto Fornaro	Alberto Fornaro
Robert Gaudette	Elizabeth Killinger	Brian Curci
Christopher Moser	Robert Gaudette	Elizabeth Killinger
Kirkland Andrews	Christopher Moser	Christopher Moser
Gaetan Frotte
Kirkland Andrews

Peer Group Issuers, Footnote [Text Block]
(4)
	The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (UTY), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the SEC rules included in our Annual Report for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in NRG and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,151,847	$ 10,854,224	$ 9,879,276
PEO Actually Paid Compensation Amount	$ (938,751)	10,696,698	8,778,527
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the SEC rules and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Gutierrez ($)	Exclusion of Stock Awards for Mr. Gutierrez ($)	Inclusion of Equity Values for Mr. Gutierrez ($)	Compensation Actually Paid to Mr. Gutierrez ($)
2022	10,151,847	(7,784,067)	(3,306,531)	(938,751)
2021	10,854,224	(7,694,426)	7,536,900	10,696,698
2020	9,879,276	(5,660,310)	4,559,561	8,778,527
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,484,712	(1,471,617)	(201,059)	812,036
2021	2,042,570	(1,119,709)	543,218	1,466,079
2020	2,159,739	(1,073,387)	864,537	1,950,890
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mauricio Gutierrez ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mauricio Gutierrez ($)	Total — Inclusion of Equity Values for Mauricio Gutierrez ($)
2022	5,316,459	(8,620,215)	(2,775)	0	(3,306,531)
2021	8,049,370	(512,470)	0	0	7,536,900
2020	6,145,611	(796,991)	(789,059)	0	4,559,561
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,005,102	(1,208,530)	2,368	0	(201,059)
2021	1,009,308	(50,607)	0	(415,483)	543,218
2020	1,165,415	(157,279)	(143,599)	0	864,537

Non-PEO NEO Average Total Compensation Amount	$ 2,484,712	2,042,570	2,159,739
Non-PEO NEO Average Compensation Actually Paid Amount	$ 812,036	1,466,079	1,950,890
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the SEC rules and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Gutierrez ($)	Exclusion of Stock Awards for Mr. Gutierrez ($)	Inclusion of Equity Values for Mr. Gutierrez ($)	Compensation Actually Paid to Mr. Gutierrez ($)
2022	10,151,847	(7,784,067)	(3,306,531)	(938,751)
2021	10,854,224	(7,694,426)	7,536,900	10,696,698
2020	9,879,276	(5,660,310)	4,559,561	8,778,527
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,484,712	(1,471,617)	(201,059)	812,036
2021	2,042,570	(1,119,709)	543,218	1,466,079
2020	2,159,739	(1,073,387)	864,537	1,950,890
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mauricio Gutierrez ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mauricio Gutierrez ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mauricio Gutierrez ($)	Total — Inclusion of Equity Values for Mauricio Gutierrez ($)
2022	5,316,459	(8,620,215)	(2,775)	0	(3,306,531)
2021	8,049,370	(512,470)	0	0	7,536,900
2020	6,145,611	(796,991)	(789,059)	0	4,559,561
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,005,102	(1,208,530)	2,368	0	(201,059)
2021	1,009,308	(50,607)	0	(415,483)	543,218
2020	1,165,415	(157,279)	(143,599)	0	864,537

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND ADJUSTED EBITDA ACHIEVEMENT
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA Achievement during the three most recently completed fiscal years:

Total Shareholder Return Vs Peer Group [Text Block]
DESCRIPTION OF RELATIONSHIP BETWEEN COMPANY TSR AND PEER GROUP TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the UTY over the same period:

Tabular List [Table Text Block]
TABULAR LIST OF MOST IMPORTANT FINANCIAL AND NON-FINANCIAL PERFORMANCE MEASURES
The following table presents the financial and non-financial performance measures that the Compensation Committee considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures listed in this table are not ranked.
Adjusted EBITDA Adjusted Free Cash Flow (before growth) Credit Ratio ESG Relative TSR

Total Shareholder Return Amount	$ 88.79	116.01	97.86
Peer Group Total Shareholder Return Amount	122.25	121.46	102.72
Net Income (Loss)	$ 1,221,000,000	$ 2,187,000,000	$ 510,000,000
Company Selected Measure Amount	1,910	2,168	2,057
PEO Name	Mr. Gutierrez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)

For purposes of compliance with the SEC rules and regulations, we indicated in the table above Adjusted EBITDA Achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA Achievement is a non-GAAP measure that refers to EBITDA plus Adjustments and is defined in the “2022 AIP Award Performance Criteria” section of the CD&A for each of the listed years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow (before growth)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Credit Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ESG
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,784,067)	$ (7,694,426)	$ (5,660,310)
PEO [Member] | Equity Values Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,306,531)	7,536,900	4,559,561
PEO [Member] | Stock Awards Adjustments, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,316,459	8,049,370	6,145,611
PEO [Member] | Stock Awards Adjustments, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,620,215)	(512,470)	(796,991)
PEO [Member] | Stock Awards Adjustments, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,775)	0	(789,059)
PEO [Member] | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,471,617)	(1,119,709)	(1,073,387)
Non-PEO NEO [Member] | Equity Values Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,059)	543,218	864,537
Non-PEO NEO [Member] | Stock Awards Adjustments, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,005,102	1,009,308	1,165,415
Non-PEO NEO [Member] | Stock Awards Adjustments, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,208,530)	(50,607)	(157,279)
Non-PEO NEO [Member] | Stock Awards Adjustments, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,368	0	(143,599)
Non-PEO NEO [Member] | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (415,483)	$ 0